Related Party Transactions	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements
Related Party Transactions

a.	During the year ended August 31, 2014 Coresco forgave money owing for an amount of $50,430, which was reported as an extinguishment of liabilities in the Statements of Stockholder’s equity (deficiency) (November 30, 2014: $Nil).

b.	During November 2013, Ross Doyle, CFO, loaned the Company $50,000 as a short term unsecured bridge loan at an interest rate of 10% (November 30, 2014: Nil). The loan was subsequently debt settled for shares issued during the year ended August 31, 2014.

c.	The Company incurred $36,819 in total for management, exploration and contractor expenses during the quarter ended November 30, 2014 (November 30, 2013: $107,572). This amount is a combination of exploration contracting services, the CEO, Non-Executive Director, Company Secretarial and CFO of the Company. Total management fees for Coresco are determined in relation to the level of services required and comprise office rental, infrastructure, investor meeting rooms, company secretarial services, CEO, CFO, Technical Services and Non Executive Director fees. As of November 30, 2014, the Company has an accrued liability of $Nil for these services due to this related party (November 30, 2013: $126,654).

d.	During July 2014, Coresco loaned the Company $44,000, with no specified interest or due date. The parties may agree to settle the borrowing through repayment or issuance of equity. In August 2014, the Company repaid $9,000 of the loan and $35,000 is outstanding at August 31, 2014. During the quarter ended 30 November 2014 the balance of $35,000 was repaid in full.

a.  During the year ended August 31, 2014 Coresco forgave money owing for an amount of $50,430, which is reported as an extinguishment of liabilities in the Statements of Stockholder’s equity (deficiency) (August 31, 2013: Nil).

b.  During November 2013, Ross Doyle, CFO, loaned the Company $50,000 as a short term unsecured bridge loan at an interest rate of 0% (November 30, 2012: Nil).  The loan was subsequently debt settled for shares issued during the year ended August 31, 2014.

c.  The Company incurred $199,617 (including 38,523 of management fees) respectively in total for management, exploration and contractor expenses during the fiscal year ended August 31, 2014 (August 31, 2013: $172,016 (including $43,076 of management fees).  This amount is a combination of exploration contracting services, the CEO, Non Executive Director and CFO of the Company.  Total management fees for Coresco are contracted at 20,000 Swiss Francs per month and comprise office rental, infrastructure, investor meeting rooms, company secretarial services, CEO, CFO, Technical Services and Non Executive Director fees.  This agreement was entered on December 1, 2011, and can be terminated with 6 months notice subsequent to December 31, 2012.  As of August 31, 2014, the Company has an accrued liability of $45,523 for these services due to this related party (August 31, 2013: $163,643).

d.  On June 20, 2013, Panex reached an agreement with Klaus Eckhof and Ross Doyle to cancel all of their outstanding stock options with Panex.  As a result of the cancellation of the 8 million stock options.

e.  In July 2014, Coresco loaned the Company $44,000, with no specified interest or due date.  The parties may agree to settle the borrowing through repayment or issuance of equity.  In August 2014, the Company repaid $9,000 of the loan and $35,000 is outstanding at August 31, 2014.